Trade payables	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Trade payables	Note 19 – Trade payables
	December 31,
	2 0 2 5	2 0 2 4	2 0 2 5
	NIS	NIS	US Dollars

Open accounts	23,151	27,934	7,257
Checks payables	140	269	44
	23,291	28,203	7,301